Concentrations 10Q	6 Months Ended
Jun. 30, 2011
Risks and Uncertainties
Concentration Risk Disclosure [Text Block]

NOTE 13.  Concentrations

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and accounts receivable. The Company places its cash in commercial banks. Accounts in the United States are secured by the Federal Deposit Insurance Corporation. Accounts in Malaysia are also guaranteed by the Malaysian government. The Company’s total deposits at commercial banks usually exceed the balances insured.

The Company generally requires no collateral from its customers.

At June 30, 2011, three customers accounted for 43%, 21% and 18%, respectively, of accounts receivable. At December 31, 2010, four different customers accounted for 39%, 26%, 19% and 10%, respectively, of accounts receivable.

During the three months ended June 30, 2011, two customers accounted for 82% and 14%, respectively, of total revenues. During the three months ended June 30, 2010, one of these customers accounted for 41% of total revenues and a different customer accounted for 49%.

During the six months ended June 30, 2011, four customers accounted for 53%, 14%, 12% and 11%, respectively, of total revenues. During the six months ended June 30, 2010, one of these customers accounted for 22% of total revenues and a different customer accounted for 58%.